Document and Entity Information	Jun. 03, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2019
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 03, 2019
Document Effective Date	Jun. 03, 2019
Prospectus Date	Aug. 28, 2018
MFS® Lifetime® Income Fund | A
Prospectus:
Trading Symbol	MLLAX
MFS® Lifetime® Income Fund | B
Prospectus:
Trading Symbol	MLLBX
MFS® Lifetime® Income Fund | C
Prospectus:
Trading Symbol	MLLCX
MFS® Lifetime® Income Fund | I
Prospectus:
Trading Symbol	MLLIX
MFS® Lifetime® Income Fund | R1
Prospectus:
Trading Symbol	MLLEX
MFS® Lifetime® Income Fund | R2
Prospectus:
Trading Symbol	MLLGX
MFS® Lifetime® Income Fund | R3
Prospectus:
Trading Symbol	MLLHX
MFS® Lifetime® Income Fund | R4
Prospectus:
Trading Symbol	MLLJX
MFS® Lifetime® Income Fund | 529A
Prospectus:
Trading Symbol	MLLQX
MFS® Lifetime® Income Fund | 529B
Prospectus:
Trading Symbol	MLLRX
MFS® Lifetime® Income Fund | 529C
Prospectus:
Trading Symbol	MLLSX
MFS® Lifetime® Income Fund | R6
Prospectus:
Trading Symbol	MLLKX